Fees Summary	Jun. 17, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $497,415,000.
Narrative - Max Aggregate Offering Price	$ 497,415,000
Final Prospectus	true